THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL
CAP VALUE FUND
JULY 31, 2020
(UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.2%

	Shares	Value

COMMUNICATION SERVICES — 3.5%
Nexstar Media Group, Cl A	27,697	$2,427,642

CONSUMER DISCRETIONARY — 7.5%
Denny’s *	85,139	756,460
Lithia Motors, Cl A	12,716	2,913,871
Oxford Industries	30,807	1,322,853
Wendy’s	9,002	208,666

		5,201,850

CONSUMER STAPLES — 4.6%
Calavo Growers	17,047	984,805
Hostess Brands, Cl A *	176,503	2,238,058

		3,222,863

ENERGY — 2.2%
Rattler Midstream (A)	103,264	812,688
Viper Energy Partners (A)	71,058	734,740

		1,547,428

FINANCIALS — 15.9%
BGC Partners, Cl A	415,389	1,150,627
Columbia Banking System	70,859	2,049,951
FB Financial	47,229	1,200,089
First Merchants	59,109	1,444,033
Pacific Premier Bancorp	75,938	1,595,457
PacWest Bancorp	117,315	2,143,932
Starwood Property Trust ‡	99,589	1,488,856

	11,072,945

HEALTH CARE — 8.9%

Change Healthcare *	122,920	1,433,247
Ligand Pharmaceuticals *	25,182	2,950,827
Providence Service *	22,590	1,830,016

		6,214,090

INDUSTRIALS — 21.2%
BWX Technologies, Cl W	39,930	2,176,983
CBIZ *	121,150	2,929,407

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL
CAP VALUE FUND
JULY 31, 2020
(UNAUDITED)

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS — continued
CIRCOR International *	50,578	$1,326,155
Colfax *	75,102	2,183,966
ESCO Technologies	15,177	1,304,312
IAA *	15,952	691,519
Kaman	26,632	1,051,698
KAR Auction Services	121,039	1,831,320
Teledyne Technologies *	1,484	455,143
Trinity Industries	41,358	807,722

		14,758,225

INFORMATION TECHNOLOGY — 16.6%
ACI Worldwide *	116,114	3,110,694
Itron *	18,715	1,301,815
J2 Global *	38,457	2,181,281
OSI Systems *	5,452	386,874
Silicon Motion Technology ADR	53,648	2,219,418
Verint Systems *	40,266	1,807,541
Verra Mobility, Cl A *	53,773	550,098

		11,557,721

MATERIALS — 4.7%
Silgan Holdings	85,133	3,256,337

REAL ESTATE — 11.1%
Community Healthcare Trust ‡	51,704	2,364,424
Howard Hughes *	25,407	1,351,398
Medical Properties Trust ‡	98,666	1,986,147
Newmark Group, Cl A	116,304	473,357
Physicians Realty Trust ‡	85,427	1,541,103

		7,716,429

TOTAL COMMON STOCK
(Cost $74,025,673)		66,975,530

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL
CAP VALUE FUND
JULY 31, 2020
(UNAUDITED)

SHORT-TERM INVESTMENT — 3.8%

	Shares	Value
SEI Daily Income Trust Government Fund, Cl F, 0.010%(B)
(Cost $2,642,149)	2,642,149	$2,642,149

TOTAL INVESTMENTS— 100.0%
(Cost $76,667,822)		$69,617,679

Percentages are based on Net Assets of $69,643,318.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Security is a Master Limited Partnership. At July 31, 2020, such securities amounted to $1,547,428, or 2.2% of the net assets of the Fund.
(B)	The rate shown is the 7-day effective yield as of July 31, 2020.

ADR — American Depositary Receipt

Cl — Class

As of July 31, 2020, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended July 31, 2020, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CAR-QH-001-1300

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